OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Liabilities, Noncurrent [Abstract]
Unfavorable contract liabilities	$ 63,830	$ 71,681
Non-current portion of operating lease liability	2,227	2,346
EU ETS obligation	1,248	0
Other non-current liabilities	$ 67,305	$ 74,027